Collateralized transactions - Assets Owned, Pledged as Collateral (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014		Mar. 31, 2013
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets (without right to sell or repledge)	¥ 2,594,503		¥ 3,370,639
Deposits with stock exchanges and other segregated cash	4,630		4,110
Non-trading debt securities	42,087		49,811
Investments in and advances to affiliated companies	28,642		37,636
Equities and convertible securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets (without right to sell or repledge)	174,753		86,108
Government and government agency securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets (without right to sell or repledge)	991,430		1,314,277
Bank and corporate debt securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets (without right to sell or repledge)	150,183		161,233
Commercial mortgage-backed securities ("CMBS") [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets (without right to sell or repledge)	35,671		33,723
Residential mortgage-backed securities ("RMBS") [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets (without right to sell or repledge)	1,141,726		1,674,898
Collateralized debt obligations ("CDOs") and other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets (without right to sell or repledge)	82,237	[1]	84,065	[1]
Investment trust funds and other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets (without right to sell or repledge)	¥ 18,503		¥ 16,335

[1]	Includes CLOs and ABS such as those secured on credit card loans, auto loans and student loans.